Intangible Assets and Goodwill - Summary of Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 94,838	$ 85,043
Accumulated Amortization	(40,720)	(28,215)
Net Carrying Amount	54,118	56,828
Trade name
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,977	15,964
Accumulated Amortization	(5,361)	(3,727)
Net Carrying Amount	10,616	12,237
Developed technology
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	42,558	36,844
Accumulated Amortization	(20,694)	(14,326)
Net Carrying Amount	21,864	22,518
Non-compete agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,520	4,341
Accumulated Amortization	(2,924)	(2,026)
Net Carrying Amount	1,596	2,315
Customer relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,783	27,894
Accumulated Amortization	(11,741)	(8,136)
Net Carrying Amount	$ 20,042	$ 19,758